Cover	Sep. 30, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41898
Entity Registrant Name	CN Healthy Food Tech Group Corp.
Entity Central Index Key	0001901203
Entity Tax Identification Number	85-4105289
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Room 2712, Zhuhai Center Building
Entity Address, Address Line Two	No. 1663 Yinwan Road
Entity Address, Address Line Three	Xiangzhou District
Entity Address, City or Town	Zhuhai
Entity Address, Country	CN
Entity Address, Postal Zip Code	519000
City Area Code	+86
Local Phone Number	516-4577777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	UCFI
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common stock at an exercise price of $11.50 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common stock at an exercise price of $11.50 per share
Trading Symbol	UCFIW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Registrant Name	Iron Horse Acquisitions Corp.
Entity Address, Address Line One	P.O. Box 2506
Entity Address, City or Town	Toluca Lake
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91610